Segment Reporting - Segment Reporting Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel segment	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Voyage revenues	$ 710,744	$ 726,791	$ 624,480
Voyage expenses	(11,594)	(21,440)	(34,609)
Operating Costs and Expenses	230,896	232,660	192,149
Time-charter hire expenses	(8,237)	(8,777)	(9,396)
Depreciation and amortization	(142,664)	(145,728)	(128,459)
General and administrative expenses	(29,088)	(30,911)	(25,470)
write-down of vessels	(382,770)	27,991	(54,397)
Restructuring Charges	0	0	(2,651)
(Loss) income from vessel operations	(94,505)	315,266	177,349
Equity income (note 7)	$ 122,279	$ 149,006	118,432
Number of Reportable Segments | segment	2
Number of vessels | vessel	15	10
Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,346,578	$ 1,311,739
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	710,744	726,791	624,480
Voyage expenses	(11,594)	(21,440)	(34,609)
Operating Costs and Expenses	230,896	232,660	192,149
Time-charter hire expenses	(8,237)	(8,777)	(9,396)
Depreciation and amortization	(142,664)	(145,728)	(128,459)
General and administrative expenses	(29,088)	(30,911)	(25,470)
write-down of vessels	(382,770)	27,991	(54,397)
Restructuring Charges			(2,651)
(Loss) income from vessel operations	(94,505)	315,266	177,349
Equity income (note 7)	122,279	149,006	118,432
Segment, Expenditure, Addition to Long-Lived Assets	257,185	102,896	145,335
Expenditures for dry docking	(7,939)	(27,920)	(18,870)
Operating Segments | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,346,578	1,311,739	1,244,264
LNG segment
Segment Reporting Information [Line Items]
Voyage revenues	566,614	563,514	575,433
Voyage expenses	(4,598)	(6,715)	(11,358)
Operating Costs and Expenses	181,427	175,382	175,306
Time-charter hire expenses	0	0	(9,396)
Depreciation and amortization	(111,339)	(110,477)	(121,719)
General and administrative expenses	(23,402)	(24,111)	(24,214)
write-down of vessels	(387,109)	35,807	(52,004)
Restructuring Charges			(2,551)
(Loss) income from vessel operations	(141,261)	282,636	178,885
Equity income (note 7)	94,577	120,021	94,897
Segment, Expenditure, Addition to Long-Lived Assets	256,540	102,809	145,102
Expenditures for dry docking	$ (4,623)	(26,633)	(18,870)
Number of vessels | vessel	50
LNG segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,158,718	1,151,581	1,114,183
Number of vessels | vessel	24
NGL segment
Segment Reporting Information [Line Items]
Voyage revenues	$ 144,130	163,277	49,047
Voyage expenses	(6,996)	(14,725)	(23,251)
Operating Costs and Expenses	49,469	57,278	16,843
Time-charter hire expenses	(8,237)	(8,777)	0
Depreciation and amortization	(31,325)	(35,251)	(6,740)
General and administrative expenses	(5,686)	(6,800)	(1,256)
write-down of vessels	4,339	(7,816)	(2,393)
Restructuring Charges			(100)
(Loss) income from vessel operations	46,756	32,630	(1,536)
Equity income (note 7)	27,702	28,985	23,535
Segment, Expenditure, Addition to Long-Lived Assets	645	87	233
Expenditures for dry docking	$ (3,316)	(1,287)	0
Number of vessels | vessel	40
NGL segment | Corporate Joint Venture
Segment Reporting Information [Line Items]
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 187,860	$ 160,158	$ 130,081
Number of vessels | vessel	30